Analysis of bank and bond debt - Bank debt (Details) £ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Analysis of bank and bond debt
Borrowings		£ 3,690	£ 4,264
$700m term loan due October 2025
Analysis of bank and bond debt
Facility amount		559	550
Borrowings		£ 559	£ 550
Interest rate	5.18%	5.18%	5.94%
Principal amount | $	$ 700
$50m term loan due May 2025
Analysis of bank and bond debt
Facility amount		£ 40
Headroom		£ 40
Interest rate	0.21%	0.21%
Principal amount | $	$ 50
$1.0bn RCF due October 2029
Analysis of bank and bond debt
Facility amount		£ 799	£ 785
Headroom		£ 799	£ 785
Interest rate	0.14%	0.14%	0.14%
Principal amount | $	$ 1,000